Investments in associates and joint ventures- Summary of interest in other entities (Detail) - BRL (R$) R$ in Thousands			9 Months Ended
	Sep. 08, 2020	Jun. 23, 2020	Sep. 30, 2020
Disclosure Detail Of Interest In Other Entities Line Items [Line Items]
Total equity-accounted investments			R$ 149,959
Total equity-accounted investments Carrying amount			R$ 74,981
VPL Gesto Patrimonial e Participaes SA [Member]
Disclosure Detail Of Interest In Other Entities Line Items [Line Items]
Associate % of ownership interest	49.90%		49.00%
Associate Nature of relationship			Equity method
Equity Investments in associates			R$ 150,000
Carrying amount- Associate			R$ 74,851
O Primo Rico Mdia Educacional e Participaes Ltda [Member]
Disclosure Detail Of Interest In Other Entities Line Items [Line Items]
Associate % of ownership interest			20.00%
Associate Nature of relationship			Equity method
Equity Investments in associates			R$ (520)
Carrying amount- Associate			R$ (105)
Du Agro Holdings SA [Member]
Disclosure Detail Of Interest In Other Entities Line Items [Line Items]
Joint Venture % of ownership interest		49.00%	49.00%
Joint Venture Nature of relationship			Equity method
Equity Investments in joint ventures			R$ 479
Carrying amount- Joint Venture			R$ 235